Recoverable Taxes - Summary of Recoverable Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Recoverable Taxes [Abstract]
Income Tax and Social Contribution Recoverable	$ 3,706	$ 3,846
Other Recoverable Taxes	806	168
Current tax assets, current	$ 4,512	$ 4,014